STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Property, Plant and Equipment (Details)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Land and Buildings [Member]
Major depreciation and amortisation periods are [Abstract]
Useful lives of depreciation and amortisation period		P25Y	P25Y	P25Y
Plant and Equipment [Member] | Bottom of Range [Member]
Major depreciation and amortisation periods are [Abstract]
Useful lives of depreciation and amortisation period		P2Y	P2Y	P2Y
Plant and Equipment [Member] | Top of Range [Member]
Major depreciation and amortisation periods are [Abstract]
Useful lives of depreciation and amortisation period		P10Y	P10Y	P10Y
Mining Development Properties [Member]
Major depreciation and amortisation periods are [Abstract]
Depreciation method	[1]	Unit of production	Unit of production	Unit of production

[1]	Mine development properties are amortised over the life of the reserves associated with the area of interest once mining operations have commenced, i.e. once commercial production has commenced. The Buck Creek Complex was not in commercial production during the year ended June 30, 2018 or 2017, and consequently no unit of production amortisation arose in these reporting periods